SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of basic and diluted net income (loss) per ordinary share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Year Ended December 31, 2020	For the Period from October 18, 2019 (Inception) Through December 31, 2019
Class A Ordinary Shares Subject to Possible Redemption
Numerator: Earnings allocable to Class A ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$111,650	$—

Net income attributable to Class A ordinary shares subject to possible redemption	$—	$—

Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	108,934,119	—

Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings

Net loss	$(6,744,840)	$(17,631)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(111,650)	—

Non-Redeemable Net Loss	$(6,856,490)	$(17,631)

Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	21,178,291	1

Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.32)	$(17,631)